Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, gross	$ 2,872,201	$ 3,383,777
Less: allowance for credit loss	(1,940,634)	(2,082,442)
Accounts receivable, net	931,567	1,301,335
Third Parties [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, gross	$ 2,872,201	$ 3,383,777